Revenue Recognition - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 413,564	$ 584,684	$ 448,193
United States
Disaggregation of Revenue [Line Items]
Revenue	292,583	417,476	296,601
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	120,981	167,208	151,592
Germany
Disaggregation of Revenue [Line Items]
Revenue	$ 46,152	$ 0	$ 0